Consolidated Statements of Comprehensive Income In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Consolidated Statements of Comprehensive Income
Revenue	$ 334,339	2,082,966	2,040,547	2,141,098
Cost of materials and production	(57,956)	(361,071)	(328,159)	(341,787)
Gross profit	276,383	1,721,895	1,712,388	1,799,311
Operating expenses and other operating income
Research and development	(36,711)	(228,717)	(198,722)	(125,737)
Sales, marketing and distribution	(183,113)	(1,140,810)	(1,131,974)	(1,186,144)
General and administrative	(41,091)	(255,999)	(288,144)	(269,512)
Impairment charges	(15,609)	(97,247)
Gain arising from loss of control of a subsidiary	3,979	24,789
Other operating income	2,512	15,650	50,000
Income from operations	6,350	39,561	143,548	217,918
Interest income	653	4,066	4,676	4,214
Interest expense	(11,117)	(69,258)	(42,342)	(19,920)
Foreign currency exchange gains (losses), net	(148)	(923)	7,732	5,511
Other income	1,834	11,429	15,036	2,286
Losses of equity method affiliated company	(780)	(4,859)	(12,192)	(14,716)
Earnings (losses) before income taxes	(3,208)	(19,984)	116,458	195,293
Income tax benefit (expense)	896	5,581	35,371	(10,640)
Net income (loss)	(2,312)	(14,403)	151,829	184,653
Net income attributable to redeemable non-controlling interest			(1,378)	(1,776)
Net loss (income) attributable to other non-controlling interest	11,454	71,360	27,938	(10,466)
Net income attributable to Simcere Pharmaceutical Group shareholders	9,142	56,957	178,389	172,411
Earnings per share:
Basic (in CNY and dollars per share)	$ 0.09	0.53	1.63	1.59
Diluted (in CNY and dollars per share)	$ 0.09	0.53	1.61	1.55
Net income (loss)	(2,312)	(14,403)	151,829	184,653
Other comprehensive income (loss)
Net effect of foreign currency translation, net of nil tax	74	461	(7,096)	(5,964)
Comprehensive income (loss)	(2,238)	(13,942)	144,733	178,689
Comprehensive income attributable to redeemable non-controlling interest			(1,378)	(1,776)
Comprehensive loss (income) attributable to other non-controlling interest	11,454	71,360	27,938	(10,466)
Comprehensive income attributable to Simcere Pharmaceutical Group shareholders	$ 9,216	57,418	171,293	166,447